Related Parties (Schedule of Transactions with Related Parties) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Revenues	₪ 13	₪ 17	₪ 16
Expenses:
Cost of revenues and other	₪ 16	₪ 16	₪ 25